UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21082

        Nuveen Quality Preferred Income Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          09/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Quality Preferred Income Fund (JTP) September 30, 2005

						Market Value
				Ratings*

Shares	Description(1)		Coupon	Moody's	S&P

	$25 PAR (or similar) SECURITIES - 79.0% (54.1% of Total Investments)
	Automobiles - 0.1%
5,300	Daimler Chrysler (CORTS)		7.250%	A3	BBB	$133,295
17,198	Ford Motor Company, Series F (CORTS)		8.000%	Ba1	BB+	351,355

	Capital Markets - 6.2%
60,900	Bear Stearns Capital Trust III		7.800%	A2	BBB	1,568,175
322,800	BNY Capital Trust V, Series F		5.950%	A1	A-	8,005,440
228,095	Compass Capital Trust III		7.350%	A3	BBB-	5,839,232
30,700	First Union Capital II, Series II (CORTS)		7.500%	A1	A-	785,920
11,300	First Union Institutional Capital II (CORTS)		8.200%	A1	A-	316,796
10,700	Goldman Sachs Capital I, Series A (CORTS)		6.000%	A1	A-	261,294
6,900	Goldman Sachs Group Inc. (CORTS)		6.300%	A3	A-	175,329
500	Goldman Sachs Group Inc. (SATURNS)		5.750%	Aa3	A+	12,025
1,800	Goldman Sachs Group Inc., Series 2004-04 (SATURNS)		6.000%	A1	A-	44,550
108,549	Lehman Brothers Holdings Capital Trust III, Series K		6.375%	A2	BBB+	2,708,298
63,400	Lehman Brothers Holdings Capital Trust IV, Series L		6.375%	A2	BBB+	1,595,144
13,200	Lehman Brothers Holdings Capital Trust V, Series M		6.000%	A2	BBB+	323,004
103,420	Lehman Brothers Holdings Capital Trust VI, Series N		6.240%	A2	BBB+	2,580,329
35,000	Lehman Brothers Holdings Inc., Series C (a)		5.940%	N/R	BBB+	1,746,500
50,000	Lehman Brothers Holdings Inc., Series F (a)		6.500%	A3	BBB+	1,314,500
81,600	Merrill Lynch Capital Trust		7.000%	A1	A-	2,112,624
46,000	Merrill Lynch Capital Trust II		8.000%	A1	A-	1,209,800
196,100	Merrill Lynch Preferred Capital Trust		7.750%	A1	A-	5,067,224
72,100	Merrill Lynch Preferred Capital Trust IV		7.120%	A1	A-	1,889,020
88,600	Merrill Lynch Preferred Capital Trust V		7.280%	A1	A-	2,330,180
3,400	Morgan Stanley (PPLUS)		7.050%	Aa3	A+	86,904
178,400	Morgan Stanley Capital Trust II		7.250%	A1	A-	4,577,744
226,700	Morgan Stanley Capital Trust III		6.250%	A1	A-	5,676,568
249,095	Morgan Stanley Capital Trust IV		6.250%	A1	A-	6,214,920
10,800	Morgan Stanley Capital Trust V		5.750%	A1	A+	259,956
28,700	Washington Mutual Capital Trust I, Series 2001-22, Class A-1 (CORTS)		7.650%	Baa1	BBB	741,321

	Commercial Banks - 10.3%
24,800	Abbey National plc, Series B		7.250%	A1	A-	635,872
68,500	Abbey National plc, Series B		7.375%	A2	A	1,828,950
130,000	ABN AMRO Capital Fund Trust V		5.900%	A2	A	3,177,200
28,000	ABN AMRO Capital Trust Fund VII		6.080%	A2	A	698,040
1,250	ABN AMRO North America, Series L, 144A (a)		6.460%	A3	N/R	1,282,031
103,100	ASBC Capital I		7.625%	Baa1	BBB-	2,690,910
7,200	BAC Capital Trust I		7.000%	Aa3	A	184,536
64,500	BAC Capital Trust II		7.000%	Aa3	A	1,665,390
80,000	BAC Capital Trust III		7.000%	Aa3	A	2,070,400
185,450	Banco Santander		6.410%	A2	BBB+	4,784,610
52,300	Banco Totta & Acores Finance, Series A		8.875%	A3	N/R	1,346,725
66,000	Banesto Holdings, Series A, 144A		10.500%	A2	N/R	1,998,566
59,400	Bank One Capital Trust VI		7.200%	A1	A-	1,537,272
17,000	BBVA Preferred Capital Ltd., Series B		7.750%	A1	A-	434,690
198,900	Chittenden Capital Trust I		8.000%	Baa1	BB+	5,270,850
116,800	Cobank ABC, 144A (a)		7.000%	N/R	N/R	6,032,136
133,700	Comerica Capital Trust I		7.600%	A3	BBB+	3,405,339
33,900	Fleet Capital Trust VII		7.200%	Aa3	A	864,450
62,900	KeyCorp (PCARS)		7.500%	A3	N/R	1,642,948
3,800	KeyCorp Capital Trust V		5.875%	A3	BBB	93,708
18,500	KeyCorp, Series 2001-7 (CORTS)		7.750%	A3	BBB	476,283
31,300	KeyCorp, Series B (CORTS)		8.250%	A3	BBB	809,105
64,900	National Commerce Capital Trust II		7.700%	A1	A-	1,673,771
55,300	National Westminster Bank plc, Series A		7.875%	Aa2	A+	1,442,777
200,000	PFCI Capital Corporation		7.750%	A3	A-	5,450,000
5,000	PNC Capital Trust		6.125%	A3	BBB	124,450
30,900	Regions Finance Trust I		8.000%	A2	BBB+	783,624
13,500	Royal Bank of Scotland Group plc, Series L		5.750%	A1	A	326,700
27,400	Royal Bank of Scotland Group plc, Series M		6.400%	A1	A	698,152
216,762	Royal Bank of Scotland Group plc, Series N		6.350%	A1	A	5,507,922
23,500	SunTrust Capital Trust IV		7.125%	A1	A-	602,070
79,000	SunTrust Capital Trust V		7.050%	A1	A-	2,017,660
175,000	USB Capital Trust III		7.750%	Aa3	A-	4,492,250
423,005	USB Capital Trust IV		7.350%	Aa3	A-	10,934,679
46,800	USB Capital Trust V		7.250%	Aa3	A-	1,203,696
37,200	VNB Capital Trust I		7.750%	Baa1	BBB	960,132
6,236	Wells Fargo Capital Trust IX		5.625%	Aa2	A	149,664
25,500	Wells Fargo Capital Trust IV		7.000%	Aa2	A	652,545
182,500	Wells Fargo Capital Trust V		7.000%	Aa2	A	4,650,100
15,900	Wells Fargo Capital Trust VI		6.950%	Aa2	A-	406,881
15,900	Wells Fargo Capital Trust VII		5.850%	Aa2	A	391,140
379,250	Zions Capital Trust B		8.000%	Baa1	BBB-	10,069,088

	Computers & Peripherals - 0.0%
1,800	IBM Inc., Trust Certificates, Series 2001-2		7.100%	A1	A+	46,512
2,700	IBM Trust II (CORTS)		7.125%	A1	A+	69,606

	Consumer Finance - 0.2%
60,300	Household Capital Trust VI		8.250%	A2	BBB+	1,543,077
25,400	Household Capital Trust VII		7.500%	A2	BBB+	655,320

	Diversified Financial Services - 8.2%
197,600	CIT Group Incorporated, Series A (a)		6.350%	Baa1	BBB+	5,013,112
32,476	CIT Group Incorporated (CORTS)		7.750%	A3	BBB+	866,784
5,000	Citigroup Capital Trust IX		6.000%	Aa2	A	125,000
237,600	Citigroup Capital Trust VII		7.125%	Aa2	A	6,073,056
272,700	Citigroup Capital Trust VIII		6.950%	Aa2	A	6,926,580
51,500	Citigroup Capital Trust XI		6.000%	Aa2	A	1,279,260
66,300	Citigroup Inc., Series H (a)		6.231%	Aa3	N/R	3,464,175
39,400	Citigroup Inc., Series M (a)		5.864%	Aa3	A	2,018,856
2,000	General Electric Capital Corporation		5.875%	N/R	AAA	50,200
7,400	General Electric Capital Corporation		6.100%	Aaa	AAA	188,404
3,000	General Electric Capital Corporation (CORTS)		6.000%	Aaa	AAA	75,000
569,000	ING Group NV		7.050%	N/R	A	14,737,100
1,015,458	ING Group NV		7.200%	A2	A	26,513,608
32,600	JPM Capital Trust I, Series 2001-1, Class A-1 (CORTS)		7.850%	A1	A-	833,256
81,500	JPMorgan Chase Capital Trust IX, Series I		7.500%	A1	A-	2,092,105
73,600	JPMorgan Chase Capital Trust X		7.000%	A1	N/R	1,892,256
90,106	JPMorgan Chase Capital Trust XI		5.875%	A1	A-	2,195,883
71,100	JPMorgan Chase Capital Trust XVI		6.350%	A1	A-	1,787,454
20,000	JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)		7.125%	A1	A-	515,100

	Diversified Telecommunication Services - 0.4%
3,600	BellSouth Capital Funding (CORTS)		7.100%	A1	A	92,052
1,400	BellSouth Corporation (CORTS)		7.000%	Aa3	A	35,980
14,900	BellSouth Corporation, Series 2001-3 (SATURNS)		7.125%	A2	A	381,589
6,300	BellSouth Inc. (CORTS)		7.000%	A2	A	164,430
83,200	SBC Communications Inc.		7.000%	A2	A	2,108,288
2,200	Verizon Communications (CORTS)		7.625%	A2	A+	58,311
7,100	Verizon Communications, Series 2004-1 (SATURNS)		6.125%	A2	A+	177,003
23,900	Verizon New England Inc., Series B		7.000%	A2	N/R	615,903
18,500	Verizon South Inc., Series F		7.000%	A2	A+	471,935

	Electric Utilities - 3.5%
77,740	DTE Energy Trust I		7.800%	Baa3	BB+	2,048,449
95,305	Entergy Louisiana Inc.		7.600%	Baa1	A-	2,422,653
293,196	Georgia Power Company		5.700%	Aaa	AAA	7,297,648
118,651	Georgia Power Company		5.900%	A2	A	2,943,731
2,100	Gulf Power Capital Trust III		7.375%	A3	BBB+	53,592
251,073	Interstate Power and Light Company, Series B (a)		8.375%	Baa3	BBB-	8,643,188
2,100	National Rural Utilities Cooperative Finance Corporation		7.600%	A3	BBB+	53,550
21,700	National Rural Utilities Cooperative Finance Corporation		7.400%	A3	BBB+	559,860
143,743	National Rural Utilities Cooperative Finance Corporation		5.950%	A3	BBB+	3,510,204
12,200	Tennessee Valley Authority, Series D		6.750%	Aaa	AAA	307,440
187,000	Virginia Power Capital Trust		7.375%	Baa1	BBB-	4,884,440

	Food Products - 0.7%
64,000	Dairy Farmers of America Inc., 144A (a)		7.875%	Ba1	BBB-	6,632,000

	Gas Utilities - 0.1%
32,300	AGL Capital Trust II		8.000%	Baa2	BBB	825,265

	Industrial Conglomerates - 0.1%
19,400	General Electric Company, Series GE (CORTS)		6.800%	Aaa	AAA	503,624

	Insurance - 14.7%
622,600	Ace Ltd., Series C		7.800%	Baa2	BBB-	16,405,510
1,102,550	Aegon NV		6.375%	A3	A-	28,104,000
1,800	Allstate Corporation (PCARS)		7.150%	A2	A-	45,738
10,500	AMBAC Financial Group Inc.		7.000%	Aa2	AA	267,960
21,500	AMBAC Financial Group Inc.		5.950%	Aa2	AA	525,460
2,800	AMBAC Financial Group Inc.		5.875%	Aa2	AA	68,152
17,400	American General Capital III		8.050%	Aa3	A+	439,176
202,200	Delphi Financial Group Inc.		8.000%	Baa3	BBB	5,360,322
271,600	EverestRe Capital Trust II		6.200%	Baa1	BBB	6,325,564
81,400	EverestRe Group Limited		7.850%	Baa1	BBB	2,120,470
3,200	Financial Security Assurance Holdings		6.875%	Aa2	AA	81,728
1,700	Financial Security Assurance Holdings		6.250%	Aa2	AA	43,180
1,400	Financial Security Assurance Holdings		5.600%	Aa2	AA	33,544
190,777	Hartford Capital Trust III, Series C		7.450%	Baa1	BBB	4,859,090
50,700	Hartford Life Capital Trust II, Series B		7.625%	Baa1	BBB	1,299,441
79,200	Lincoln National Capital Trust V, Series E		7.650%	Baa1	BBB	2,037,816
33,300	Lincoln National Capital Trust VI		6.750%	Baa1	BBB	856,809
24,427	MBIA Inc.		8.000%	Aa2	AA	616,537
1,900	MetLife Inc.		5.875%	A2	A	47,215
616,400	MetLife Inc., Series B (a)		6.500%	Baa1	BBB	15,625,740
113,800	PartnerRe Limited		7.900%	A3	BBB+	2,909,866
253,000	PartnerRe Limited, Series C		6.750%	Baa1	BBB+	6,342,710
67,300	PartnerRe Limited, Series D		6.500%	Baa1	BBB+	1,672,405
79,400	PLC Capital Trust III		7.500%	Baa1	BBB+	2,042,168
410,200	PLC Capital Trust IV		7.250%	Baa1	BBB+	10,644,690
1,200	PLC Capital Trust V		6.125%	Baa1	BBB+	29,580
264,165	Prudential plc		6.750%	Baa1	A	6,799,607
125,650	RenaissanceRe Holdings Ltd., Series A		8.100%	Baa2	BBB+	3,178,945
61,100	RenaissanceRe Holdings Ltd., Series B		7.300%	Baa2	BBB+	1,543,386
13,900	RenaissanceRe Holdings Ltd., Series C		6.080%	Baa2	BBB+	312,055
40,000	Safeco Capital Trust I (CORTS)		8.700%	Baa2	BBB-	1,037,600
30,800	Safeco Capital Trust I, Series 2001-4 (CORTS)		8.750%	Baa2	BBB-	790,328
2,000	Safeco Capital Trust III (CORTS)		8.072%	Baa2	BBB-	52,280
1,800	Safeco Corporation, Series 2002-5 (SATURNS)		8.250%	Baa2	BBB-	47,340
62,800	Torchmark Capital Trust I		7.750%	Baa1	A-	1,632,800
4,700	W.R. Berkley (CORTS)		8.250%	Baa3	BBB-	123,869
18,700	W.R. Berkley Capital Trust, Series 2002-1, (CBTCS)		8.125%	Baa3	BBB-	196,818
45,700	W.R. Berkley Corporation		6.750%	Baa3	BBB-	1,126,505
391,854	XL Capital Ltd, Series A		8.000%	Baa1	BBB+	10,227,389
75,200	XL Capital Ltd, Series B		7.625%	Baa1	BBB+	1,932,640

	IT Services - 0.1%
28,700	Vertex Industries Inc. (PPLUS)		7.625%	A2	A+	748,783

	Media - 0.4%
5,300	The Walt Disney Company		7.000%	Baa1	A-	136,475
123,700	Viacom Inc.		7.300%	A3	BBB+	3,127,136

	Multi-Utilities - 0.7%
96,500	Dominion CNG Capital Trust I		7.800%	Baa1	BBB-	2,506,105
58,600	Dominion Resources Capital Trust II		8.400%	Baa2	BBB-	1,501,332
98,300	Energy East Capital Trust I		8.250%	Baa3	BBB-	2,545,970

	Oil, Gas & Consumable Fuels - 1.8%
531,932	Nexen Inc.		7.350%	Baa3	BB+	13,941,938
108,500	TransCanada Pipeline		8.250%	A3	BBB	2,817,745

	Pharmaceuticals - 0.1%
23,000	Bristol Myers Squibb Company (CORTS)		6.250%	A1	A+	585,580
6,400	Bristol Myers Squibb Company Trust (CORTS)		6.800%	A1	A+	164,032

	Real Estate - 24.1%
50,458	AMB Property Corporation, Series M		6.750%	Baa2	BBB-	1,279,110
13,400	AvalonBay Communities, Inc., Series H		8.700%	Baa2	BBB	372,252
409,400	BRE Properties, Series B		8.080%	Baa3	BBB-	10,654,635
17,800	BRE Properties, Series C		6.750%	Baa3	BBB-	444,644
42,644	BRE Properties, Series D		6.750%	Baa3	BBB-	1,066,100
528,828	CarrAmerica Realty Corporation, Series E		7.500%	Baa3	BBB-	13,680,780
56,500	Developers Diversified Realty Corporation, Series F		8.600%	Ba1	BBB-	1,463,350
46,200	Developers Diversified Realty Corporation, Series G		8.000%	Ba1	BBB-	1,197,504
385,100	Developers Diversified Realty Corporation, Series H		7.375%	Ba1	BBB-	9,781,540
156,800	Duke Realty Corporation, Series L		6.600%	Baa2	BBB	3,929,408
157,779	Duke-Weeks Realty Corporation, Series B		7.990%	Baa2	BBB	8,007,284
6,300	Duke-Weeks Realty Corporation, Series I		8.450%	Baa2	BBB	159,138
1,097,400	Equity Office Properties Trust, Series G		7.750%	Baa3	BBB	28,938,438
30,400	Equity Residential Properties Trust		9.125%	Baa2	BBB	758,480
24,700	Equity Residential Properties Trust, Series D		8.600%	Baa2	BBB	659,490
10,600	First Industrial Realty Trust Inc., Series C		8.625%	Baa3	BBB-	284,027
19,000	Firstar Realty LLC, 144A		8.875%	Aa3	A	25,186,875
57,900	Harris Preferred Capital Corporation, Series A		7.375%	A1	A	1,473,555
2,800	HRPT Properties Trust, Series A		9.875%	Baa3	BBB-	72,016
1,019,610	HRPT Properties Trust, Series B		8.750%	Baa3	BBB-	27,029,861
22,000	New Plan Excel Realty Trust, Series D		7.800%	Baa3	BBB-	1,107,564
416,000	New Plan Excel Realty Trust, Series E		7.625%	N/R	BBB-	11,065,600
10,000	Prologis Trust, Series F		6.750%	Baa2	BBB	252,000
107,000	Prologis Trust, Series G		6.750%	Baa2	BBB	2,699,610
328,400	PS Business Parks Inc.		7.000%	Ba1	BBB-	8,160,740
57,000	PS Business Parks Inc., Series I		6.875%	Ba1	BBB-	1,390,800
240,000	PS Business Parks Inc., Series L		7.600%	Ba1	BBB-	6,134,400
4,000	Public Storage, Inc.		7.125%	Baa2	BBB+	103,400
64,800	Public Storage, Inc., Series C		6.600%	Baa2	BBB+	1,623,240
90,000	Public Storage, Inc., Series D		6.180%	Baa2	BBB+	2,126,700
2,900	Public Storage, Inc., Series E		6.750%	Baa2	BBB+	73,080
9,400	Public Storage, Inc., Series F		6.450%	Baa2	BBB+	227,010
23,100	Public Storage, Inc., Series Q		8.600%	Baa2	BBB+	583,506
107,000	Public Storage, Inc., Series R		8.000%	Baa2	BBB+	2,734,920
202,600	Public Storage, Inc., Series S		7.875%	Baa2	BBB+	5,204,794
11,500	Public Storage, Inc., Series T		7.625%	Baa2	BBB+	294,860
40,680	Public Storage, Inc., Series U		7.625%	Baa2	BBB+	1,056,053
345,600	Public Storage, Inc., Series V		7.500%	Baa2	BBB+	9,002,880
6,971	Public Storage, Inc., Series X		6.450%	Baa2	BBB+	172,184
91,200	Realty Income Corporation		7.375%	Baa3	BBB-	2,402,208
47,500	Regency Centers Corporation		7.450%	Baa3	BBB-	1,216,000
22,200	Regency Centers Corporation		7.250%	Baa3	BBB-	562,770
20,500	Simon Property Group, Inc., Series F		8.750%	Baa2	BBB-	529,105
176,600	Simon Property Group, Inc., Series G		7.890%	Baa2	BBB	9,245,010
13,600	United Dominion Realty Trust		8.600%	Baa3	BBB-	357,000
323,633	Vornado Realty Trust, Series G		6.625%	Baa3	BBB-	7,844,864
3,600	Vornado Realty Trust, Series H		6.750%	Baa3	BBB-	88,200
88,000	Vornado Realty Trust, Series I		6.625%	Baa3	BBB-	2,123,880
319,300	Wachovia Preferred Funding Corporation		7.250%	A2	BBB+	9,004,260
2,000	Weingarten Realty Trust, Preferred Securities		6.750%	Baa1	A-	52,980
2,500	Weingarten Realty Trust, Series E		6.950%	Baa1	A-	64,525

	Specialty Retail - 0.1%
40,000	Sherwin Williams Company, Series III (CORTS)		7.250%	A2	A	1,038,400

	Thrifts & Mortgage Finance - 2.2%
8,000	Countrywide Capital Trust II, Series II (CORTS)		8.000%	Baa1	BBB+	209,440
3,200	Countrywide Capital Trust III (PPLUS)		8.050%	Baa1	BBB+	85,968
796,520	Countrywide Capital Trust IV		6.750%	Baa1	BBB+	20,239,573

	U.S. Agency - 2.8%
109,600	Fannie Mae (a)		0.000%	Aa3	AA-	6,034,850
110,300	Fannie Mae (a)		5.560%	Aa3	AA-	5,537,060
68,600	Fannie Mae (a)		5.100%	Aa3	AA-	2,921,935
58,300	Federal Home Loan Mortgage Corporation (a)		6.000%	Aa3	AA-	2,938,320
65,600	Federal Home Loan Mortgage Corporation (a)		6.140%	Aa3	N/R	3,289,840
58,600	Federal Home Loan Mortgage Corporation (a)		5.100%	Aa3	AA-	2,579,572
12,000	Federal Home Loan Mortgage Corporation (a)		5.100%	Aa3	AA-	525,376
19,000	Federal Home Loan Mortgage Corporation (a)		5.300%	Aa3	AA-	842,532
23,500	Federal Home Loan Mortgage Corporation (a)		5.810%	Aa3	N/R	1,113,313

	Wireless Telecommunication Services - 2.2%
355,846	Telephone and Data Systems Inc.		7.600%	Baa2	A-	9,091,865
159,700	United States Cellular Corporation		8.750%	Baa2	A-	4,412,511
271,900	United States Cellular Corporation		7.500%	Baa2	A-	7,150,970

	Total $25 Par (Or Similar) Securities (cost $714,384,845)					734,983,282

	CONVERTIBLE PREFERRED SECURITIES - 3.2% (2.2% of Total Investments)
	Diversified Financial Services - 0.8%
154,000	Citigroup Global Markets		2.000%	Aa1	AA-	7,393,540

	Electric Utilities - 0.1%
14,428	FPL Group Inc.		8.000%	N/R	A-	1,026,552

	Food & Staples Retailing - 0.3%
119,840	Albertson's, Inc.		7.250%	Baa3	BBB-	2,984,016

	Health Care Equipment & Supplies - 0.2%
27,407	Baxter International Inc.		7.000%	Baa1	N/R	1,562,199

	Insurance - 0.1%
50,000	XL Capital Ltd		6.500%	A2	A	1,141,500

	Multi-Utilities - 1.6%
260,200	Dominion Resources Inc.		8.750%	Baa1	BBB+	14,792,370

	Thrifts & Mortgage Finance - 0.1%
54,000	PMI Group Inc.		5.875%	A1	A	1,338,120

	Total Convertible Preferred Securities (cost $26,207,939)					30,238,297

Principal Amount (000)/ Shares						Market Value
				Ratings*

	Description(1)	Coupon	Maturity	Moody's	S&P

	CAPITAL PREFERRED SECURITIES - 61.6% (42.1% of Total Investments)
	Capital Markets - 7.6%
2,500	Bank of New York Capital I, Series B	7.970%	12/31/26	A1	A-	2,681,928
2,000	BT Capital Trust, Series B1	7.900%	1/15/27	A2	A-	2,131,606
1,000	BT Institutional Capital Trust B, 144A	7.750%	12/01/26	A2	A-	1,065,748
7,900	BT Preferred Capital Trust II	7.875%	2/25/27	A2	N/R	8,463,886
2,250	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	A	2,344,493
11,250	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	A	11,678,783
26,463	First Union Institutional Capital Securities I	8.040%	12/01/26	A1	A-	28,319,353
5,500	UBS Preferred Funding Trust I	8.622%	10/29/49	A1	AA-	6,378,125
7,250	Washington Mutual Capital Trust I	8.375%	6/01/27	Baa1	BBB	7,813,572

	Commercial Banks - 32.3%
9,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	Aa3	AA-	9,233,019
18,250	Abbey National Capital Trust I	8.963%	12/30/49	A2	A-	25,491,308
3,000	AgFirst Farm Credit Bank	7.300%	12/15/53	N/R	N/R	3,013,485
2,500	Bank One Capital III	8.750%	9/01/30	A1	A-	3,385,180
1,500	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	BBB-	1,603,977
7,200	Barclays Bank plc, 144A	8.550%	6/15/49	Aa3	A+	8,448,487
10	BBVA Privanza International Gibraltar, 144A	7.764%	9/30/47	A1	N/R	10,500,000
3,000	Centura Capital Trust I, 144A	8.845%	6/01/27	A2	BBB+	3,297,855
3,000	Corestates Capital Trust I, 144A	8.000%	12/15/26	A1	A	3,208,032
1,700	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	A-	1,904,695
1,000	First Chicago NBD Institutional Capital, 144A	7.950%	12/01/26	A1	N/R	1,067,140
1,000	First Empire Capital Trust II	8.277%	6/01/27	Baa1	BBB	1,080,656
1,500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa2	BBB-	1,671,660
1,000	HBOS Public Limited Company, 144A	6.413%	9/29/49	A1	A	999,787
25,500	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	A	26,250,542
5,750	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	A-	6,826,636
17,150	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	A-	26,645,132
12,000	KBC Bank Fund Trust III, 144A	9.860%	11/02/49	A2	A-	14,116,248
2,000	KeyCorp Capital III	7.750%	7/15/29	A3	BBB	2,421,434
2,000	KeyCorp Institutional Capital Trust A	7.826%	12/01/26	A3	BBB	2,133,824
8,850	Lloyds TSB Bank plc, Subordinated Note	6.900%	11/22/49	Aa2	A+	9,130,616
11,150	NB Capital Trust II	7.830%	12/15/26	Aa3	A	11,931,648
7,655	Nordbanken AB, 144A	8.950%	11/29/49	A2	A-	8,751,671
1,000	North Fork Capital Trust I, Capital Securities	8.700%	12/15/26	A3	BBB-	1,079,707
8,000	Peoples Heritage Capital Trust I, Series B	9.060%	2/01/27	A3	BB+	8,657,376
19,000	PNC Institutional Capital Securities, 144A	7.950%	12/15/26	A3	BBB+	20,317,631
2,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	BBB-	2,104,502
16,000	RBS Capital Trust B	6.800%	12/31/49	A1	A	16,327,440
17,500	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	N/R	19,261,148
1,400	Republic New York Capital II, Capital Securities	7.530%	12/04/26	A1	A-	1,487,919
2,000	SocGen Real Estate Company LLC, 144A	7.640%	12/29/49	A1	A	2,106,214
5,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Baa1	N/R	5,059,575
23,000	Summit Capital Trust I, Capital Securities	8.400%	3/15/27	Aa3	A	24,787,192
1,800	Swedbank ForeningsSparbanken AB, 144A	9.000%	12/29/49	A2	BBB+	2,080,246
6,676	Union Planters Capital Trust A	8.200%	12/15/26	A2	BBB+	7,116,469
4,000	Wachovia Capital Trust I, Capital Securities, 144A	7.640%	1/15/27	A1	A-	4,266,960
3,000	Zions Institutional Capital Trust, Series A	8.536%	12/15/26	Baa1	BBB	3,235,749

	Diversified Financial Services - 4.4%
4,250	BNP Paribas Capital Trust	7.200%	12/31/49	A1	A+	4,384,453
1,500	BNP Paribas Capital Trust, 144A	9.003%	12/29/49	A1	A+	1,766,330
5,000	Chase Capital Trust I, Series A	7.670%	12/01/26	A1	A-	5,319,780
19,500	JPM Capital Trust II	7.950%	2/01/27	A1	A-	20,968,019
8,100	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	N/R	8,481,453

	Diversified Telecommunication Services - 1.6%
11,250	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	Baa1	BBB+	14,702,344

	Insurance - 10.5%
7,570	Ace Capital Trust II	9.700%	4/01/30	Baa1	BBB-	10,009,675
1,000	Allstate Financing II	7.830%	12/01/45	A2	A-	1,063,256
2,000	American General Capital II	8.500%	7/01/30	Aa3	A+	2,699,844
7,500	Berkeley Capital Trust	8.197%	12/15/45	Baa3	BBB-	7,702,080
2,500	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	Baa1	BBB+	2,508,363
4,000	MIC Financing Trust I	8.375%	2/01/27	A1	A+	4,136,172
7,000	Prudential plc	6.500%	6/29/49	Baa1	A	7,061,187
2,000	RenaissanceRe Capital Trust	8.540%	3/01/27	Baa1	BBB+	2,155,216
26,216	Sun Life Canada Capital Trust, Capital Securities, 144A	8.526%	5/06/47	A1	A+	28,530,480
29,373	Zurich Capital Trust I, 144A	8.376%	6/01/37	Baa2	A-	31,475,607

	Oil, Gas & Consumable Fuels - 3.6%
4,000	KN Capital Trust I, Preferred Securities	8.560%	4/15/27	Baa3	BB+	4,324,164
5,860	KN Capital Trust III	7.630%	4/15/28	Baa3	BB+	6,641,958
20,900	Phillips 66 Capital Trust II	8.000%	1/15/37	Baa2	BBB	22,423,255

	Thrifts & Mortgage Finance - 1.6%
8,500	Dime Capital Trust I, Series A	9.330%	5/06/27	Baa1	BBB	9,412,164
5,000	Great Western Financial Trust II, Series A	8.206%	2/01/27	Baa1	BBB	5,386,155

	Total Capital Preferred Securities (cost $555,175,669)					573,030,609

	CORPORATE BONDS - 0.4% (0.3% of Total Investments)
	Automobiles - 0.4%
1,150	Ford Motor Company, Debenture	7.400%	11/01/46	Ba1	BB+	830,875
4,200	Ford Motor Company, Debenture	7.700%	5/15/97	Ba1	BB+	3,045,000

	Total Corporate Bonds (cost $4,348,451)					3,875,875

	REPURCHASE AGREEMENTS - 1.9% (1.3% of Total Investments)
	State Street Bank, 3.150%, dated 9/30/05, due 10/03/05, repurchase price
$ 17,702	$17,706,666, collateralized by $18,310,000 U.S. Treasury Notes, 3.125%,					17,702,019
	due 10/15/08, value $18,058,238

	Total Repurchase Agreements (cost $17,702,019)					17,702,019

	Total Investments (cost $1,317,818,923) - 146.1%					1,359,830,082

	Other Assets Less Liabilities - 1.2%					11,228,483

	FundPreferred Shares, at Liquidation Value - (47.3)%					(440,000,000)

	Net Assets Applicable to Common Shares - 100%					$931,058,565

Interest Rate Swaps Outstanding at September 30, 2005:
	Notional			Termination	Unrealized
Counterparty	Amount	Fixed Rate	Floating Rate**	Date	Appreciation

Citibank, N.A.	$110,000,000	3.8600%	3.8400%	8/29/07	$1,227,600
Citibank, N.A.	110,000,000	4.3500	3.8400	8/29/09	664,921

					$1,892,521

(1)		All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*		Ratings: Below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
**		Based on LIBOR (London Interbank Offered Rate)
(a)		Security is eligible for the Dividends Received Deduction.
144	A	144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(CBTCS)		Corporate Backed Trust Certificates.
(CORTS)		Corporate Backed Trust Securities.
(PCARS)		Public Credit and Repackaged Securities.
(PPLUS)		PreferredPlus Trust.
(SATURNS)		Structured Asset Trust Unit Repackaging.
N/R		Security is not rated.

Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of income on certain securities which are treated as debt securities for income tax purposes and equity securities for financial statement purposes, and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $1,320,575,461.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$52,299,482
Depreciation	(13,044,861)

Net unrealized appreciation of investments	$39,254,621

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Quality Preferred Income Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         11/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         11/29/05

* Print the name and title of each signing officer under his or her signature.